Earnings per share	12 Months Ended
Dec. 31, 2017
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Earnings per share

15. Earnings per share

	2017	2016	2015
	pence	pence	pence
Basic earnings per share	31.4	18.8	174.3

Diluted earnings per share	31.0	18.6	172.3

Basic earnings per share has been calculated by dividing the profit attributable to shareholders by the weighted average number of shares in issue during the period after deducting shares held by the ESOP Trusts and Treasury shares. The trustees have waived their rights to dividends on the shares held by the ESOP Trusts.

Diluted earnings per share has been calculated after adjusting the weighted average number of shares used in the basic calculation to assume the conversion of all potentially dilutive shares. A potentially dilutive share forms part of the employee share schemes where its exercise price is below the average market price of GSK shares during the period and any performance conditions attaching to the scheme have been met at the balance sheet date.

The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

	2017	2016	2015
Weighted average number of shares in issue	millions	millions	millions
Basic	4,886	4,860	4,831
Dilution for share options and awards	55	49	57

Diluted	4,941	4,909	4,888